DESCRIPTION OF BUSINESS (10K) (Details) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended		12 Months Ended
	Apr. 15, 2015 USD ($) shares	Jun. 08, 2015 USD ($)	Mar. 31, 2015 USD ($) Segment	Mar. 31, 2014 USD ($)	Dec. 31, 2014 USD ($) Segment	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Feb. 29, 2012
Business Acquisition [Line Items]
Ownership interest in ACL (in hundredths)								64.00%
Number of reportable segments | Segment			3		3
Liquidity [Abstract]
Net cash provided by operating activities			$ (3,098)	$ (7,992)	$ (1,615)	$ 6,550
Net income (loss)			(10,630)	(10,071)	(21,200)	(31,077)
Cash balance			3,128	$ 4,972	6,662	7,674	$ 4,739
Term debt outstanding			$ 80,693		80,913	$ 76,264
Minimum cash balance required					$ 3,500
Number of year applicable interest rate is reduced					2 years
Subsequent Event [Member]
Liquidity [Abstract]
Term debt outstanding		$ 8,500
Sale of stock (in shares) | shares	15,000
Proceeds from sale of stock	$ 15,000	22,500
Accelerated principle payment paid	10,000	10,000
Legal fees and expenses	1,000	1,600
Working capital	$ 4,000	$ 10,900
Acorn Media [Member] | Agatha Christie Limited Company [Member]
Business Acquisition [Line Items]
Ownership interest in ACL (in hundredths)								64.00%